Acqusitions (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 shares
Acqusitions (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	17,665,702	17,665,702
Fair value	¥ 25,720	$ 3,745
Amortized over year				10 years
Revenue contributed	677	93
Revenue | ¥	4,936		¥ 10,149
Loss | ¥	¥ (71,405)		¥ 51,322
Total consideration | $		730
Asset Acquisition [Member]
Acqusitions (Details) [Line Items]
Total consideration | $		$ 5,013
Class A ordinary shares [Member]
Acqusitions (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	176,070,465	176,070,465		79,536,589
Class A ordinary shares [Member] | GISN Acquisition [Member]
Acqusitions (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	8,785,530	8,785,530
Fair value	¥ 25,938	$ 3,848
Class A ordinary shares [Member] | Fresh2 Acquisition [Member]
Acqusitions (Details) [Line Items]
Ordinary shares issued (in Shares) | shares	5,440,420	5,440,420
Fair value	¥ 17,304	$ 2,549
Pro Forma [Member] | Fresh2 Acquisition [Member]
Acqusitions (Details) [Line Items]
Revenue | $		199
Loss | $		$ 86